Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Actual Impact of Wyeth Acquisition (Detail) (Wyeth [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2009
Wyeth [Member]
Business Acquisition [Line Items]
Revenues	$ 3,303	[1]
Loss from continuing operations attributable to Pfizer Inc. common shareholders	$ (2,191)	[1],[2]

[1]	The results of Wyeth are included from the acquisition date of October 15, 2009.
[2]	Includes purchase accounting adjustments related to the fair value adjustments for acquisition-date inventory that has been sold ($904 million pre-tax), amortization of identifiable intangible assets acquired from Wyeth ($512 million pre-tax), and restructuring charges and additional depreciation-asset restructuring ($2.1 billion pre-tax).